Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Inducement Plan, Common Stock, $0.0001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	25.37
Maximum Aggregate Offering Price	$ 38,055,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,255.4
Offering Note
1.
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s 2024 Inducement Plan, as amended (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents additional shares of Common Stock that were added to the shares authorized for issuance under the Inducement Plan pursuant to an amendment to the Inducement Plan approved by the Compensation Committee of the Board on May 12, 2026. The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act using the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on August 5, 2026.